Share Based Payment (Details) - 12 months ended Dec. 31, 2019 $ / shares in Units, $ in Thousands		USD ($) $ / shares shares	USD ($) ₪ / shares shares
Statement Line Items [Line Items]
Options amount | shares		5,000	5,000
Minimum [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares		$ 1.17
Maximum [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares		$ 38.86
March 29, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	[1]	37,395	37,395
Fair value at the date of grant | $	[2]	$ 655	$ 655
Volatility	[3]	47.40%	47.40%
Risk free interest		2.31%	2.31%
Expected term		10 years	10 years
March 29, 2017 [Member] | Minimum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 127.42
March 29, 2017 [Member] | Maximum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 131.76
July 24, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares		32,087	32,087
Fair value at the date of grant | $	[2]	$ 784	$ 784
Volatility	[3]	68.07%	68.07%
Risk free interest		2.05%	2.05%
Expected term		10 years	10 years
July 24, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 139.52
August 8, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares		50,000	50,000
Fair value at the date of grant | $	[2]	$ 85	$ 85
Volatility	[3]	68.03%	68.03%
Risk free interest		1.95%	1.95%
Expected term		6 months	6 months
August 8, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 150
August 29, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares		25,000	25,000
Fair value at the date of grant | $	[2]	$ 473	$ 473
Volatility	[3]	68.17%	68.17%
Risk free interest		1.81%	1.81%
Expected term		10 years	10 years
August 29, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 113.10
November 27, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares		15,250	15,250
Fair value at the date of grant | $	[2]	$ 163	$ 163
Volatility	[3]	65.80%	65.80%
Risk free interest		1.98%	1.98%
Expected term		10 years	10 years
November 27, 2017 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 86
June 20, 2018 [Member]
Statement Line Items [Line Items]
Options amount | shares		33,502	33,502
Fair value at the date of grant | $	[2]	$ 130	$ 130
Volatility	[3]	75.50%	75.50%
Risk free interest		2.24%	2.24%
Expected term		10 years	10 years
June 20, 2018 [Member] | Minimum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 29.80
June 20, 2018 [Member] | Maximum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 59.40
June 20, 2018 [Member]
Statement Line Items [Line Items]
Options amount | shares		11,500	11,500
Fair value at the date of grant | $	[2]	$ 72	$ 72
Volatility	[3]	75.30%	75.30%
Risk free interest		2.24%	2.24%
Expected term		10 years	10 years
June 20, 2018 [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 28.60
October 2, 2019 [Member]
Statement Line Items [Line Items]
Options amount | shares		269,476	269,476
Fair value at the date of grant | $	[2]	$ 189	$ 189
Volatility	[3]	81.33%	81.33%
Risk free interest		0.72%	0.72%
Expected term		3 years	3 years
October 2, 2019 [Member] | Minimum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 0.02
October 2, 2019 [Member] | Maximum [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price			$ 4.062

[1]	Out of which 5,000 options were granted to the Company's Chief Executive Officer at an exercise price of NIS 131.76 and approved by the Company's shareholders on August 8, 2017.
[2]	The early exercise multiple used for the fair value calculations for grants during 2017, 2018 and 2019 is 2.5 for each offeree.
[3]	Volatility until the March 29, 2017 grant is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise. As of the July 24, 2017 grant, volatility is based on volatility data of the traded share price of the Company.